Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31, 2017	December 31, 2016
Funding program loans from European Investment Bank:
2.56% due 2020, floating interest rate at Libor + 1.199%	38	50
2.56% due 2020, floating interest rate at Libor + 1.056%	83	110
0.59% due 2020, floating interest rate at Euribor + 0.917%	45	53
2.09% due 2021, floating interest rate at Libor + 0.525%	120	150
2.22% due 2021, floating interest rate at Libor + 0.572%	115	144
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2019 (Tranche A)	—	564
1.0% due 2021 (Tranche B)	—	362
Zero-coupon, due 2022 (Tranche A)	662	—
0.25% due 2024 (Tranche B)	616	—
Other funding program loans:
0.31% (weighted average), due 2018-2023, fixed interest rate	20	14
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	—	1
0.41% (weighted average), due 2018, fixed interest rate	1	1
0.87% (weighted average), due 2020, fixed interest rate	1	2

Total long-term debt	1,701	1,451
Less current portion	(118)	(117)

Total long-term debt, less current portion	1,583	1,334

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2017	December 31, 2016
U.S. dollar	1,634	1,380
Euro	67	71

Total	1,701	1,451

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31, 2017
2018	118
2019	118
2020	118
2021	62
2022	753
Thereafter	753

Total	1,922